additional statement of cash flow information	6 Months Ended
Jun. 30, 2019
additional statement of cash flow information
additional statement of cash flow information

31   additional statement of cash flow information

(a)  Statements of cash flows – operating activities, investing activities and financing activities

		Three months		Six months
Periods ended June 30 (millions)	Note	2019	2018	2019	2018
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(197)	$(34)	$(223)	$169
Inventories		25	17	42	50
Contract assets		3	(3)	1	(3)
Prepaid expenses		(26)	(26)	(110)	(147)
Accounts payable and accrued liabilities		253	194	190	(164)
Income and other taxes receivable and payable, net		(53)	87	(269)	172
Advance billings and customer deposits		(3)	(7)	3	(16)
Provisions		14	13	(36)	4
		$16	$241	$(402)	$65
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(718)	$(639)	$(1,357)	$(1,160)
Intangible assets	18	(166)	(158)	(299)	(295)
		(884)	(797)	(1,656)	(1,455)
Additions arising from leases	17	110	—	232	—
Additions arising from non-monetary transactions		4	6	8	14
Capital expenditures	5	(770)	(791)	(1,416)	(1,441)
Change in associated non-cash investing working capital		125	56	(22)	(32)
		$(645)	$(735)	$(1,438)	$(1,473)
FINANCING ACTIVITIES
Issue of shares by subsidiary to non-controlling interests
Issue of shares		$—	$—	$—	$43
Non-monetary issue of shares in business combination		—	—	—	(19)
Cash proceeds on share issuance		—	—	—	24
Transaction costs and other		—	—	—	—
		$—	$—	$—	$24

(b)  Changes in liabilities arising from financing activities

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments or	movement		End of
(millions)	of period	received	payments	(Note 4(e))	Other	period
THREE-MONTH PERIOD ENDED JUNE 30, 2018
Dividends paid to holders of Common Shares	$299	$—	$(299)	$—	$315	$315
Dividends reinvested in shares from Treasury	—	—	21	—	(21)	—
	$299	$—	$(278)	$—	$294	$315
Short-term borrowings	$100	$26	$(13)	$—	$—	$113
Long-term debt
TELUS Corporation notes	$12,094	$975	$—	$43	$(22)	$13,090
TELUS Corporation commercial paper	843	304	(1,154)	10	—	3
TELUS Communications Inc. debentures	620	—	—	—	—	620
TELUS International (Cda) Inc. credit facility	433	—	(11)	9	1	432
Derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt – liability	59	1,154	(1,136)	(53)	39	63
	14,049	2,433	(2,301)	9	18	14,208
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt	—	(1,154)	1,154	—	—	—
	$14,049	$1,279	$(1,147)	$9	$18	$14,208

THREE-MONTH PERIOD ENDED JUNE 30, 2019
Dividends paid to holders of Common Shares	$329	$—	$(329)	$—	$339	$339
Dividends reinvested in shares from Treasury	—	—	22	—	(22)	—
	$329	$—	$(307)	$—	$317	$339
Short-term borrowings	$500	$—	$(400)	$—	$—	$100
Long-term debt
TELUS Corporation notes	$12,136	$1,674	$—	$(70)	$(25)	$13,715
TELUS Corporation commercial paper	1,105	748	(1,554)	(6)	—	293
TELUS Communications Inc. debentures	621	—	—	—	—	621
TELUS International (Cda) Inc. credit facility	405	—	(2)	(8)	1	396
Lease liabilities	1,508	—	(64)	(8)	118	1,554
Derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt – liability	41	1,554	(1,551)	76	(28)	92
	15,816	3,976	(3,171)	(16)	66	16,671
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt	—	(1,554)	1,554	—	—	—
	$15,816	$2,422	$(1,617)	$(16)	$66	$16,671

				Statement of cash flows		Non-cash changes
						Foreign
					Redemptions,	exchange
			Beginning	Issued or	repayments or	movement
(millions)			of period	received	payments	(Note 4(e))	Other	End of period
SIX-MONTH PERIOD ENDED JUNE 30, 2018
Dividends paid to holders of Common Shares			$299	$—	$(598)	$—	$614	$315
Dividends reinvested in shares from Treasury			—	—	41	—	(41)	—
			$299	$—	$(557)	$—	$573	$315
Short-term borrowings			$100	$26	$(19)	$—	$6	$113
Long-term debt
TELUS Corporation notes			$11,561	$1,725	$(250)	$81	$(27)	$13,090
TELUS Corporation commercial paper			1,140	1,618	(2,798)	43	—	3
TELUS Communications Inc. Debentures			620	—	—	—	—	620
TELUS International (Cda) Inc. credit facility			339	97	(22)	19	(1)	432
Derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt – liability			93	2,798	(2,770)	(124)	66	63
			13,753	6,238	(5,840)	19	38	14,208
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt			—	(2,798)	2,798	—	—	—
			$13,753	$3,440	$(3,042)	$19	$38	$14,208

	Beginning of period			Statement of cash flows		Non-cash changes
						Foreign
		IFRS 16, Leases			Redemptions,	exchange
	As previously	transitional	As	Issued or	repayments	movement
(millions)	reported	amount (Note 2(c))	adjusted	received	or payments	(Note 4(e))	Other	End of period
SIX-MONTH PERIOD ENDED JUNE 30, 2019
Dividends payable to holders of Common Shares	$326	$—	$326	$—	$(655)	$—	$668	$339
Dividends reinvested in shares from Treasury	—	—	—	—	45	—	(45)	—
	$326	$—	$326	$—	$(610)	$—	$623	$339
Short-term borrowings	$100	$—	$100	$407	$(407)	$—	$—	$100
Long-term debt
TELUS Corporation notes	$12,186	$—	$12,186	$1,674	$—	$(122)	$(23)	$13,715
TELUS Corporation commercial paper	774	—	774	1,901	(2,363)	(19)	—	293
TELUS Communications Inc. debentures	620	—	620	—	—	—	1	621
TELUS International (Cda) Inc. credit facility	419	—	419	13	(21)	(17)	2	396
Lease liabilities	102	1,381	1,483	—	(152)	(13)	236	1,554
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(73)	—	(73)	2,363	(2,361)	141	22	92
	14,028	1,381	15,409	5,951	(4,897)	(30)	238	16,671
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long‑term debt	—	—	—	(2,363)	2,363	—	—	—
	$14,028	$1,381	$15,409	$3,588	$(2,534)	$(30)	$238	$16,671